DESCRIPTION OF PLAN - Schedule of Vesting Percentage (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
1 year	20.00%
2 years	40.00%
3 years	60.00%
4 years	80.00%
5 or more years	100.00%